Investment Objectives and Goals - Destra Flaherty & Crumrine Preferred and Income Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Destra Flaherty & Crumrine Preferred and Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”) is to seek total return, with an emphasis on high current income.